Selling expenses (Schedule of Selling Expenses) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 ILS (₪)	Dec. 31, 2020 ILS (₪)
Disclosure Of Sleeted Consolidated Statements Of Operation Data [Line Items]
Salaries and related expenses	₪ 22,167	$ 6,297		₪ 22,597	₪ 21,514
Personnel Services	3,344	950		1,890	2,879
Transportation and maintenance	20,682	5,876		19,589	20,132
Vehicles	3,898	1,107		3,165	3,330
Advertising and promotion	14,919	4,238		9,225	9,461
Depreciation and amortization	2,713	771		2,899	2,565
Share based payment expense	436	124		0	0
Others	5,947	1,690		6,504	6,109
Selling expenses	₪ 74,106	$ 21,053	[1]	₪ 65,869	₪ 65,990

[1]	Convenience Translation into US Dollars.